Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Government receivable	$ 869	$ 412
Interest receivable	232	257
Amounts receivable	$ 1,101	$ 669